Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Components of Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of operation are as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current tax expenses	2,311	21,556	46,573
Deferred tax benefits	(3,208)	(18,468)	(18,962)
Income tax (benefit) expense	(897)	3,088	27,611

Schedule of Significant Components of Group's Deferred Tax Assets and Liabilities

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets
Accrued expenses	208	7,919
Net operating loss carry forwards	22,764	33,976
Total deferred tax assets	22,972	41,895
Less: valuation allowance	—	—
Deferred tax assets, net	22,972	41,895

Schedule of Income Tax Expense Reconciliation

Reconciliation between the income tax expense computed by applying the PRC enterprise tax rate of 25% to (loss)/income before income tax and actual provision were as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
(Loss) income before income tax	(38,750)	28,863	191,900
Tax (benefit) expense at PRC enterprise	(9,688)	7,216	47,975
income tax rate of 25%
Income tax on tax holidays	(2,972)	(16,533)	(30,740)
Tax effect of permanence differences	(2,080)	(621)	(8,190)
Effect of income tax rate differences in jurisdictions other than the PRC	13,843	13,026	14,364
Change in tax rate	—	—	4,202
Income tax (benefit) expense	(897)	3,088	27,611